CONSOLIDATED BALANCE SHEETS (FY) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash		$ 362,581	$ 82,614
Prepaid expenses and other current assets		13,560	0
Total Current Assets		376,141	82,614
Cash and marketable securities held in Trust Account		175,883,186	0
Deferred offering costs		0	387,922
Total Assets		176,259,327	470,536
Current liabilities
Accrued expenses		480,538	2,886
Income taxes payable		436,721	0
Accrued offering costs		0	214,612
Promissory note - related party		0	231,846
Total Current Liabilities		917,259	449,344
Long Term Liabilities
Deferred underwriting fees		9,190,000	0
Deferred legal fees payable		25,000	0
Total Liabilities		10,132,259	449,344
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 16,112,706 and -0- shares (at redemption value of approximately $10.00 per share) as of December 31, 2017 and 2016, respectively		161,127,060	0
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 authorized, none issued and outstanding		0	0
Common stock		778	530
Additional paid-in capital		5,188,385	24,470
Accumulated deficit		(189,155)	(3,808)
Total Stockholders' Equity		5,000,008	21,192
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		176,259,327	470,536
Intermex Holdings, Inc. and Subsidiaries [Member]
Current Assets
Cash		59,155,618
Accounts receivable, net of allowance of $307,562 and $290,801 for 2017 and 2016, respectively		51,374,377
Prepaid wires		7,675,491
Prepaid expenses and other current assets		900,386
Total Current Assets		119,105,872
Property and equipment, net		8,490,794
Goodwill		36,259,666
Intangible assets, net		48,741,032
Deferred tax asset, net		1,748,854
Other assets		1,706,693
Total Assets		216,052,911
Current liabilities
Current portion of long-term debt	[1],[2]	3,913,436
Accounts payable		8,919,796
Wire transfers and money orders payable		48,276,649
Accrued and other		11,514,449
Total Current Liabilities		72,624,330
Long Term Liabilities
Debt, net		107,526,462
Total long term liabilities		107,526,462
Commitments and Contingencies
Stockholders' Equity
Common stock		0
Additional paid-in capital		46,077,943
Accumulated deficit		(10,173,453)
Accumulated other comprehensive loss		(2,371)
Total Stockholders' Equity		35,902,119
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 216,052,911
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member]
Current Assets
Cash			37,601,096
Accounts receivable, net of allowance of $307,562 and $290,801 for 2017 and 2016, respectively			27,769,967
Prepaid wires			11,380,391
Prepaid expenses and other current assets			392,867
Total Current Assets			77,144,321
Property and equipment, net			6,246,447
Goodwill			0
Intangible assets, net			6,347,634
Deferred tax asset, net			27,816,112
Other assets			1,219,438
Total Assets			118,773,952
Current liabilities
Current portion of long-term debt	[1]		849,809
Accounts payable			5,881,754
Wire transfers and money orders payable			21,714,100
Accrued and other			9,886,935
Total Current Liabilities			38,332,598
Long Term Liabilities
Debt, net			77,182,811
Total long term liabilities			77,182,811
Commitments and Contingencies
Stockholders' Equity
Common stock			818,791
Additional paid-in capital			70,010,991
Accumulated deficit			(67,550,973)
Accumulated other comprehensive loss			(20,266)
Total Stockholders' Equity			3,258,543
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			$ 118,773,952

[1]	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.
[2]	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.